Description of Organization and Business Operations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity Incorporation, Date of Incorporation	Oct. 30, 2019